Goodwill and Intangible Assets - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 176	$ 207	$ 284
Cost of revenue
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	91	113	100
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	70	74	99
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 15	$ 20	$ 85